Current account with online investors and borrowers (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current account with online investors and borrowers.
Investor deposits	$ 8,413	¥ 54,893	¥ 853,283
Undrawn borrower funds and deposits	30,541	199,282	421,927
Total	$ 38,954	¥ 254,175	¥ 1,275,210